Notes and Amounts Receivable for Equity Issued (Tables)	3 Months Ended
Mar. 31, 2022
Notes And Amounts Receivable For Equity Issued
Schedule of Notes and Amounts Receivable for Equity Issued

	March 31, 2022
Notes receivable	$1,158,832
Amounts receivable	34,809	*
	$1,193,641

*	Consists of receivables for the exercise of warrants and options at various exercise prices during the year ended December 31, 2021. The receivables are unsecured, non-interest-bearing and due on demand.

Schedule of Promissory Notes

See summary table below for terms specific to the promissory note.

	# of Securities exercised		Principal	Maturity date	Interest rate
Current
	500,000		$48,087	September 30, 2021	5%
	500,000		$48,087	December 31, 2021	5%
	500,000		$48,087	November 30, 2021	5%
	250,000		$24,044	November 30, 2021	5%
	150,000		$14,426	December 31, 2021	5%
	2,236,667		$189,680	November 10, 2022	5%
	1,000,000		$95,924	November 10, 2022	5%
	2,620,000		$146,639	November 10, 2022	5%
	670,000		$34,846	November 10, 2022	5%
	500,000		$48,088	July 31, 2023	5%
	1,500,000		$144,261	July 31, 2023	5%
	1,000,000		$96,174	July 31, 2023	5%
	200,000		$19,235	July 28, 2023	5%
	2,360,000		$226,971	July 28, 2023	5%
Total	13,986,667	*	$1,184,549

*	Includes 12,176,667 warrants exercised and 1,810,000 options exercised

Schedule of Promissory Note Receivable

The following is a continuity of the Company’s promissory note receivable:

Notes Receivable
Beginning balance, Jan 1, 2021	$-
Additions	1,184,549
Repayments	(23,745)
Accrued interest	17,733
Foreign exchange loss on revaluation	(19,705)
Net book value, December 31, 2021 and March 31, 2022	$1,158,832